Teachers Insurance and Annuity Association of America	F. Scott Thomas
College Retirement Equities Fund	Associate General Counsel
8500 Andrew Carnegie Blvd	Advocacy & Oversight
Charlotte, NC 28262	704.988.3687 (tel)
704.988.1002 (fax)
sthomas@tiaa-cref.org

April 25, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

To Whom It May Concern:

                    On behalf of the TIAA-CREF Funds (the “Trust”), we are attaching for filing Post Effective Amendment No. 40 to the above-captioned registration statement on Form N-1A (“Amendment No. 40”).

                    Amendment No. 40 applies solely to the 20 existing Lifecycle and Lifecycle Index Series of the Trust and is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“1933 Act”). Amendment No. 40 is proposed to become effective on July 14, 2011. Pursuant to prior discussions with the SEC Staff, the Registrant plans to subsequently extend this effectiveness date to October 11, 2011 through a series of delaying amendments. This filing plan was previously communicated to, and discussed with, Mr. John Ganley of the SEC Staff on March 31, 2011.

                    If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-3687 or John McCann at (704) 988-6543.

Sincerely,

/s/ F. Scott Thomas

F. Scott Thomas